DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2016
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 4:-	DERIVATIVE INSTRUMENTS

The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and Hedging.”

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. As of June 30, 2016 and December 31, 2015, the Company had outstanding forward contracts in the notional amount of $ 3,174 and $ 4,357, respectively. These contracts hedge NIS denominated cash flows, for a period of six months ended December 31, 2016 and nine months ended September 30, 2016, respectively. The Company measured the fair value of the contracts in accordance with ASC 820 (classified as level 2).

These contracts met the requirement for cash flow hedge accounting and as such for the six-month period ended June 30, 2016 and 2015 the Company recorded total realized gains of $ 24 and $ 91, respectively, under operating expense.

As of June 30, 2016 and December 31, 2015 an unrealized gain (loss) in the amount of $ 41 and $ (19), respectively, related with outstanding forward contracts at such dates, were recognized under other comprehensive loss. The fair value of the Company’s outstanding forward contracts at June 30, 2016 and December 31, 2015 amounted to unrealized gain (loss) of $ 41 and $ (19), respectively.